STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
STATEMENTS OF OPERATIONS
Revenue	$ 0		$ 522,166		$ 0
Cost of Goods Sold			448,095
Operating expenses:
General and administrative expenses	1,378,388	$ 2,142,618	3,863,403	$ 3,523,743	6,283,770	$ 1,503,506
Research and development expenses	814,539	778,680	2,604,500	2,464,306	3,238,925	2,894,864
Depreciation and amortization	8,137	8,668	24,376	28,733	36,634	52,545
Total operating expenses	2,201,064	2,929,966	6,492,279	6,016,782	9,559,329	4,450,915
Loss from operations	(2,201,064)	(2,929,966)	(6,418,208)	(6,016,782)	(9,559,329)	(4,450,915)
Other income (expense):
Interest expense	(3,249,134)	(2,627,510)	(9,106,317)	(7,427,555)	(10,251,094)	(8,682,782)
Change in fair value of derivative liabilities	(529,546)	281,783	(1,104,939)	(1,605,819)	649,244	(281,845)
Change in fair value of warrant liabilities	(17,452,684)	(2,638,645)	(30,931,345)	(14,120,580)	(16,371,612)	(1,873,658)
Other income (expense), net			(16,176)
Total other income (expense):	(21,231,364)	(4,984,372)	(41,158,777)	(23,153,954)	(25,973,462)	(10,828,573)
Net loss	$ (23,432,428)	$ (7,914,338)	$ (47,576,985)	$ (29,170,736)	$ (35,532,791)	$ (15,279,488)
Net loss per unit:
Basic earnings per unit (in dollars per share)	$ (0.08)	$ (0.13)	$ (0.15)	$ (0.48)	$ (0.2)	$ (0.26)
Diluted earnings per unit (in dollars per share)	$ (0.08)	$ (0.13)	$ (0.15)	$ (0.48)	$ (0.2)	$ (0.26)
Weighted average number of units:
Weighted average number of units, basic (in shares)	318,340,442	64,319,210	318,340,442	64,024,061	188,579,085	67,134,921
Weighted average number of units, diluted (in shares)	318,340,442	64,319,210	318,340,442	64,024,061	188,579,085	67,134,921